Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities And Other Payable
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2019
Current maturities of loan	$275	$246
Warranty provision	27	61
Accrued expenses	2,536	3,367
Other	16	—

	$2,854	$3,674